EQUITY METHOD INVESTMENTS (Narrative) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2015 USD ($)	Jul. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 28, 2012 CNY (¥)	Jul. 31, 2015 CNY (¥)
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Share of net profit (loss)			$ (860)	¥ (5,572)	¥ 13,911	¥ 13,470
Cash distribution from an equity investee			3,754	24,316	21,984	¥ 24,714
Fair value of identified net asset on acquisition date	$ 3,035						¥ 73,570	¥ 19,658
PTC [Member]
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Share of net profit (loss)	$ 5,280	¥ 34,206					¥ 107,139
Cash distribution from an equity investee			$ 3,754	¥ 24,316	¥ 18,812